AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON April 15, 2011

Registration Nos. 2-92633

811-04087

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Post-Effective Amendment No. 87	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 88	☒

MANNING & NAPIER FUND, INC.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive

Fairport, NY 14450

(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Number, Including Area Code)

(585) 325-6880

B. Reuben Auspitz

c/o Manning & Napier Fund, Inc.

290 Woodcliff Drive

Fairport, NY 14450

(Name and Address of Agent for Service)

Copies to:

Timothy W. Levin, Esquire

Morgan, Lewis & Bockius, LLP

1701 Market St.

Philadelphia, PA 19103

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 1, 2011 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on May 1, 2011 pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Investment Company Shares

This Post-Effective Amendment No. 87 to the Registration Statement of the Manning & Napier Fund, Inc. (the “Registrant”) is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 86 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001193125-11-077685) on March 25, 2011. Post-Effective Amendment No. 86 was filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001193125-11-016949) on January 28, 2011 (referred to herein as “PEA No. 81”).

The Registrant’s Prospectuses relating to the Financial Services Series and Real Estate Series are hereby incorporated by reference to PEA No. 81.

The Registrant’s Statement of Additional Information relating to the Financial Services Series and Real Estate Series is hereby incorporated by reference to PEA No. 81.

The Registrant’s Part C is hereby incorporated by reference to PEA No. 81.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant duly certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 87 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Fairport and State of New York on the 15th day of April, 2011.

Manning & Napier Fund, Inc. (Registrant)

By	/s/ B. Reuben Auspitz
B. Reuben Auspitz
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 87 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ B. Reuben Auspitz	President, Principal Executive Officer, Director	April 15, 2011
B. Reuben Auspitz

/s/ Harris H. Rusitzky*	Director	April 15, 2011
Harris H. Rusitzky

/s/ Peter L. Faber*	Director	April 15, 2011
Peter L. Faber

/s/ Stephen B. Ashley*	Director	April 15, 2011
Stephen B. Ashley

/s/ Paul A. Brooke**	Director	April 15, 2011
Paul A. Brooke

/s/ Richard M. Hurwitz***	Director	April 15, 2011
Richard M. Hurwitz

/s/ Christine Glavin Christine Glavin	Principal Financial Officer, Chief Financial Officer, Treasurer	April 15, 2011

*	By: Christine Glavin, Attorney in Fact. Pursuant to Power of Attorney dated November 21, 2002. See File Number 002-92633, filed on February 28, 2003. Incorporated by reference.
**	By: Christine Glavin, Attorney in Fact. Pursuant to Power of Attorney dated January 10, 2008. See File Number 002-92633, filed on February 28, 2008. Incorporated by reference.
***	By: Christine Glavin, Attorney in Fact. Pursuant to Power of Attorney dated February 15, 2009. See File Number 002-92633, filed on February 27, 2009. Incorporated by reference.